Revenue - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer A [member]
Disclosure of revenue [line items]
Risk Revenue	34.00%	29.00%
Customer B [member]
Disclosure of revenue [line items]
Risk Revenue	20.00%	24.00%
Customer C [member]
Disclosure of revenue [line items]
Risk Revenue	12.00%	20.00%
Customer D [member]
Disclosure of revenue [line items]
Risk Revenue	11.00%